Income Tax Reconciliation (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income tax benefit (expense) at the statutory rate			$ (168,000)	$ 290,000
Benefit (expense) resulting from:
Increase in Federal valuation allowance				(290,000)
Utilization of net operating loss carryforwards			168,000
Income tax benefit (expense)